Commitments and Contingencies	3 Months Ended	12 Months Ended
	Jun. 30, 2019	Mar. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

Note 6 — Commitments and Contingencies

Legal Proceedings

On January 11, 2019, the Company received notice that Strongbow Advisors, Inc. and Robert Stevens (“Stevens”, and together with Strongbow, the “Receiver”) had been appointed by the Nevada District Court, as Receiver for the Registrant in Case No. A-18-784952-C (the “Order).

The Company sought the appointment of the Receiver after it found itself in an imminent danger of insolvency following the issuance by an arbitration panel of an award (the “Award”) in the sum of $3,994,522.5 million in favor of Cromogen Biotechnology Corporation (“Cromogen”) in the matter entitled Cromogen Biotechnology Corporation vs. Earth Science Tech, Inc. (the “Cromogen Litigation”). The Nevada District Court found that the Company was in fact insolvent and ordered the appointment of the Receiver.

The Award consisted of a sum for breach of contract against the Company in the amount of $120,265.00, a sum for costs and fees against the Company in the amount of $111,057.00 and a sum for the claim of tortuous interference and conversion against the Company in the amount of $3,763,200.00. The District Court in Florida had confirmed the Award granted by the arbitration panel, denying however, the award of fees that the arbitration panel had granted Cromogen.

The Cromogen Litigation is now on appeal and the Company is optimistic about its prospects on appeal. Nevertheless, the outcome remains speculative and so notwithstanding its prospects for success on appeal, and faced with such a large judgment and the imminent danger of insolvency, the Company determined that it was in the best interest of its shareholders and creditors to seek protection under receivership and the appointment of a receiver. As of the date of this prospectus, the Company remains insolvent as the outcome of the Cromogen Litigation remains speculative.

As part of the impact of the receivership, the Court issued a Writ of Injunction or “Blanket Stay” covering the Company and its assets during the time that the Company is in receivership. As a result of the “Blanket Stay” the Company’s estate is protected from creditors and interference with its administration is prevented while the Company’s financial issues are being fully analyzed and resolved. As part of this process, creditors will be notified and required to provide claims in writing under oath on or before the deadline stated in the notice provided by the Receiver or those claims will be barred under NRS §78.675. The Blanket Stay will remain in place unless otherwise waived by the Receiver, or it is vacated by the Court or alternatively, lifted by the Court, upon a “motion to lift stay” duly made and approved by the Nevada District Court.

The appointment of the Receiver was approved unanimously by the Board and by a majority of the Company’s shareholders. Strongbow and Stevens were selected because of their reputation in helping (i) companies restructure and (ii) to execute on their business plans, albeit under a debt and capital structure that allows them to succeed. Stevens and Strongbow assist companies by helping them raise the capital needed not only to pay debts, but build and grow their businesses. The Receiver, however, is an agent of the court, and will be independent and neutral in managing the Company’s operations and trying to preserve the Company’s value for the creditors and shareholders.

The Company is currently under control of a court appointed receiver (the “Receiver”). The Receiver has broad powers under N.R.S. 78.630, including the power to reorganize the Registrant or liquidate it and it is not necessary for the Court to state that he has the power to reorganize the corporation or that he has the power to liquidate it. Those powers are granted by statute when he is appointed as a Receiver. Currently the Receiver plans to reorganize the Company by restructuring its debt. However, no definitive plan has been developed that addresses precisely how the debt will be restructured and it will not be prepared until the Cromogen Litigation is concluded. While the Cromogen Litigation remains ongoing, the Receiver plans to raise additional capital either through: the sale of the Company’s Common Stock, registered and/or restricted, and/or the issuance of Company promissory notes. The Receiver plans to continue to execute on the Company’s business plan with a focus on sales and increasing sales. The Receiver intends to use the capital he raises for the Company to help meet its needs for working capital (eg inventory, advertising and marketing and to meet ongoing operational expenses, including the costs of receivership and the Cromogen Litigation (excluding debt incurred prior to the Receiver’s appointment, which is stayed with in receivership, pending the plan of reorganization). Notwithstanding the “Going Concern” statement set forth herein, f the Receiver is successful in increasing the Company’s sales and operations, of which there can be no assurances, he believes that the Company will be able to meet its expenses as they come due out of operations, including the costs of receivership and the payments associated with the Company’s restructured debt. Once the Cromogen Litigation is resolved, the Receiver will prepare the plan of reorganization and seek to have it ratified by way of motion before the Court. The Receiver does not require the approval of any of the claimants or the Company stakeholders before preparing the plan of reorganization or making the motion for its ratification. Any party objecting to its treatment under the plan of reorganization, or to the plan itself, may only do so by making a separate motion so objecting and this is its only recourse. The Receiver has the ability and authority under N.R.S. 78.630 to deny a claim, accept a claim or accept a claim in part and deny a claim in part as part of his duties acting as receiver. The Receiver is also allowed to classify creditors and other constituents according to classes that he creates based on criteria the he establishes; and he may treat those different classes differently. As a receiver in equity, the Receiver is also allowed to consider the fundamental fairness to all of the stakeholders, analyzing the facts of each stakeholder and what they have at risk compared with other stakeholders, as he puts the plan of reorganization in place. In addition to considering issues of fairness and reasonableness, some of the tools available to a receiver in a reorganization are: canceling shares of stock where little or no consideration was paid or where allowing those shares to remain outstanding would be unfair to the other shareholders, classifying creditors into various classes, using receiver’s certificates as super priority debt instruments, promissory notes, including convertible notes, stock of various classes, including newly created classes, pledging a portion of a company’s revenue, structured payments to be made over time, granting security interests, etc.; and these tools are all available as a means to restructure the Company’s debt and pay its creditors and service providers. A party objecting to the plan of reorganization may only challenge the plan by way of separate motion; and even then, it has a substantial burden to overcome because the Court will give great deference to a Receiver. Because of this, the plan of reorganization is likely to be ratified with minimal or no further direction of the Court. Once the plan of reorganization has been ratified by the Court, it becomes executable and after six months, becomes non-appealable (See Nevada Rules of Civil Procedure Rule 60(c)(1)). Following ratification of the plan of reorganization and its implementation, the Receiver will move the Court to be dismissed, the Court will grant the Receiver’s motion for dismissal as receiver and the Company will be returned to prior management, who will continue operating and managing the Company under its business plan, initially, as it may have been modified and improved by the Receiver. However, once the Receiver has been dismissed by the Court and control is ceded back to the prior management, the Receiver is no longer in control and management is free to manage the Company as it sees fit.

Lease Agreements

On August 14, 2017, the Company entered into an office lease covering its new Doral, Florida headquarters, with landlord Doral Flex. The Lease term is for 37 months commencing on September 1, 2017 and ending on September 30, 2020. The monthly rent, including sales tax is $1,990, $2,056 and $2,124 for the years ending 9/30/2018, 9/30/2019 and 9/30/2020 respectively. A deposit of $6,191 was tendered to secure the lease. Rent expense for the three months and nine months ended June 30, 2019 were $6,804 and $6,611 respectively. We believe that our existing facilities are suitable but we may require additional space to accommodate our growing organization. We believe such space will be available on commercially reasonable terms.

We lease all our office space used to conduct our business. We adopted ASC 842 effective January 1, 2019. For contracts entered into on or after the effective date, at the inception of a contract we assess whether the contract is, or contains, a lease. Our assessment is based on: (1) whether the contract involves the use of a distinct identified asset, (2) whether we obtain the right to substantially all the economic benefit from the use of the asset throughout the period, and (3) whether we have the right to direct the use of the asset. At inception of a lease, we allocate the consideration in the contract to each lease component based on its relative stand-alone price to determine the lease payments.

Leases are classified as either finance leases or operating leases. A lease is classified as a finance lease if any one of the following criteria are met: the lease transfers ownership of the asset by the end of the lease term, the lease contains an option to purchase the asset that is reasonably certain to be exercised, the lease term is for a major part of the remaining useful life of the asset or the present value of the lease payments equals or exceeds substantially all of the fair value of the asset. A lease is classified as an operating lease if it does not meet any one of these criteria. All our operating leases are comprised of office space leases.

For all leases at the lease commencement date, a right-of-use asset and a lease liability are recognized. The right-of-use asset represents the right to use the leased asset for the lease term. The lease liability represents the present value of the lease payments under the lease.

Note 6 - Commitments and Contingencies

Legal Proceedings

On January 11, 2019, the Company received notice that Strongbow Advisors, Inc., and Robert Stevens had been appointed by the Nevada District Court, as Receiver for the Registrant in Case No. A-18-784952-C.

The company sought the appointment of the Receiver after it found itself in an imminent danger of insolvency following the issuance by an arbitration panel of an award in the sum of $3,994,522.5 million in favor of Cromogen Biotechnology Corporation in the matter entitled Cromogen Biotechnology Corporation vs. Earth Science Tech, Inc.

The Award consisted a sum for breach of contract against the Company in the amount of $120,265, a sum for costs and fees against the Company in the amount of $111,057 and a sum for the claim of tortuous interference and conversion against the Company in the amount of $3,763,200. The District Court in Florida had confirmed the Award granted by the arbitration panel, denying however, the award of fees that the arbitration panel had granted Cromogen. (although argument has been made that only the breach of contract portion of damages should be accrued to an amount of $231,323), the Company elected not to modify the reserve previously established as “accrued settlement” until the matter is either resolved on appeal or by the receiver.

The Cromogen Litigation is now on appeal and the Company is optimistic about its prospects on appeal. Nevertheless, the outcome remains speculative and so notwithstanding its prospects for success on appeal, and faced with such a large judgment and the imminent danger of insolvency, the Company determined that it was in the best interest of its shareholders and creditors to seek protection under receivership and the appointment of a receiver. As of the date of this prospectus, the Company remains in imminent danger of insolvency as the outcome of the Cromogen Litigation remains speculative.

As part of the impact of the receivership, the Court issued a Writ of Injunction or “Blanket Stay” covering the Company and its assets during the time that the Company is in receivership. As a result of the “Blanket Stay” the Company’s estate is protected from creditors and interference with its administration is prevented while the Company’s financial issues are being fully analyzed and resolved. As part of this process, creditors will be notified and required to provide claims in writing under oath on or before the deadline stated in the notice provided by the Receiver or those claims will be barred under NRS §78.675. The Blanket Stay will remain in place unless otherwise waived by the Receiver, or it is vacated by the Court or alternatively, lifted by the Court, upon a “motion to lift stay” duly made and approved by the Nevada District Court.

The appointment of the Receiver was approved unanimously by the Board and by a majority of the Company’s shareholders. Strongbow and Stevens were selected because of their reputation in helping (i) companies restructure and (ii) to execute on their business plans, albeit under a debt and capital structure that allows them to succeed. Stevens and Strongbow assist companies by helping them raise the capital needed not only to pay debts, but build and grow their businesses. The Receiver, however, is an agent of the court, and will be independent and neutral in managing the Company’s operations and trying to preserve the Company’s value for the creditors and shareholders.

There are a number of possible outcomes to the receivership, including settlement and payment to creditors, reorganization, or liquidation. The intent of the Receiver is to reorganize the Company, pay or settle the Company’s debts and emerge from receivership. If the Receiver is not successful in mitigating the Company’s liabilities, the Company’s results could be materially adversely impacted and the Company may be forced to liquidate its business.

Employment Agreement

The Company is a party to an employment agreement with its chief operations officer since October 9, 2016. The terms of the agreement require the Company to pay its chief operations officer a monthly salary of $6,000 and 50,000 fully vested shares of the Company’s common stock at the end of each quarter. This agreement is cancelable by either party giving thirty days’ notice.

Consulting Agreement

Effective May 1, 2015, the Company entered into a Product Development and Marketing Agreement with Majorca Group, Inc. (“Developer”) a principal stockholder for cash compensation equal to 15% of certain net sales. Under the Agreement, the Company engaged Majorca to assist with the development and marketing of new product lines and to effect introductions of business prospects to the Company. This Agreement shall terminate on the 30th day of April, 2018 and is renewable for a second term of three years at the option of the Developer by 60-day notice to the Company prior to the expiration of the first term. There have been no commissions paid during the periods pursuant to this agreement.

During the year ended March 31, 2019, 275,000 shares of common stock were duplicated and issued in error by transfer agent Island Stock Transfer and have not been cancelled yet but were recorded at par value.

During the year ended March 31, 2019 Additional Paid-in-Capital was increased by $58,916 for BCF intrinsic value of Convertible Note 1-GHS.

Lease Agreements

On August 14, 2017, the Company entered into an office lease covering its new Doral, Florida headquarters, with landlord Doral Flex. The Lease term is for 37 months commencing on September 1, 2017 and ending on September 30, 2020. The monthly rent, including sales tax is $1,990, $2,056 and $2,124 for the years ending 9/30/2018, 9/30/2019 and 9/30/2020, respectively. A deposit of $6,191 was tendered to secure the lease. Rent expense for the years ended March 31, 2019 and 2018 were $27,022.17 and $21,288.81, respectively. The lease increase is due to the Company leasing at the new Doral location for a full year compared to the year ended March 31, 2018 transitioning offices.